Income Taxes - Domestic and Foreign Income (Loss) before income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 151,229	$ 67,407	$ 189,478
Foreign	348,793	281,374	217,782
Total income before income taxes	$ 500,022	$ 348,781	$ 407,260